Taxes On Income (New Schedule Of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
$
Income Before Tax	$ 561,915	$ 341,746	$ 226,494
Statutory tax rate	23.00%	23.00%	23.00%
Effective tax rate	10.00%	11.43%	10.12%
Theoretical tax expense	$ 129,240	$ 78,602	$ 52,094
Tax adjustment in respect of different tax rates for foreign subsidiaries		60,100	(3,508)
Taxes resulting from non-deductible expenses		1,260	2,299
Changes in carry-forward losses and valuation allowances	30,571	(78,356)	12,714
Preferred tax benefit regimes	(59,422)
Income taxes	$ 55,539	39,058	22,913
%
Changes in unrecognized tax benefits	6.00%
Preferred tax benefit regimes	(11.00%)
Income taxes paid	$ 56,040
U.S.
$
Tax adjustment in respect of different tax rates for foreign subsidiaries	(14,417)
Changes in carry-forward losses and valuation allowances	(11,303)
Other	$ 1,459
%
Tax rate difference	(3.00%)
Changes in unrecognized tax benefits	(2.00%)
Other	0.00%
Other foreign jurisdictions
$
Tax adjustment in respect of different tax rates for foreign subsidiaries	$ 2,390
%
Tax rate difference	1.00%
BELGIUM
%
Income taxes paid	$ 3,409
Israel
$
Income Before Tax	429,828	$ 326,544	$ 250,831
Other	6,508
Changes in valuation allowance	$ (29,488)
%
Other	1.00%
Changes in valuation allowance	(5.00%)
Income taxes paid	$ 44,671